Document and Entity Information	Apr. 27, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001299130
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	Pacific Biosciences of California, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34899
Entity Tax Identification Number	16-1590339
Entity Address, Address Line One	1305 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	521-8000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PACB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false